Note 8 - Income Taxes - Reconciliation of Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. federal statutory rate applied to pretax loss	21.00%	21.00%
State income tax (benefit)	4.00%	4.00%
Permanent differences	(0.00%)	(0.00%)
NOL carryforward expiration	(2.50%)	(4.10%)
R&D tax credits, net of expiration	5.70%	6.50%
Change in valuation allowance and other adjustments	(28.20%)	(27.40%)
Effective tax rate	0.00%	0.00%